UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	May 6, 2004
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$238469



List of Other Included Managers:		None
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
                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                           March 31, 2004
                                                         Voting Authority
                                                    --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101      655     8000 SH       Sole                     8000
AT&T Corp Wireless             COM              00209A106     4911   360854 SH       Sole                   360854
American International         COM              026874107     8486   118935 SH       Sole                   118935
Amgen                          COM              031162100     2407    41400 SH       Sole                    41400
Applied Materials Inc          COM              038222105     3146   147500 SH       Sole                   147500
Arrow Electronics, Inc.        COM              042735100     3244   127400 SH       Sole                   127400
Avnet Inc                      COM              053807103      365    14900 SH       Sole                    14900
BankAmerica Corp               COM              060505104     6649    82102 SH       Sole                    82102
Burlington Resources           COM              122014103     3042    47800 SH       Sole                    47800
CVS Corporation                COM              126650100     5302   150200 SH       Sole                   150200
Caterpillar Inc                COM              149123101     3811    48200 SH       Sole                    48200
Cendant Corp                   COM              151313103     4107   168400 SH       Sole                   168400
ChevronTexaco Corp             COM              166764100     8006    91210 SH       Sole                    91210
Choicepoint Inc                COM              170388102     2187    57497 SH       Sole                    57497
Cisco Systems                  COM              17275R102     9132   387440 SH       Sole                   387440
Citigroup Inc                  COM              172967101     8887   171899 SH       Sole                   171899
Dell Inc.                      COM              24702R101     3046    90600 SH       Sole                    90600
Devon Energy Corp              COM              25179M103     2530    43500 SH       Sole                    43500
Duke Energy Corp               COM              264399106     3146   139200 SH       Sole                   139200
E M C Corp                     COM              268648102     4954   364000 SH       Sole                   364000
Ensco Intl Inc                 COM              26874Q100     2654    94200 SH       Sole                    94200
Exxon Mobil Corp               COM              30231G102     8433   202776 SH       Sole                   202776
Federated Dept Stores          COM              31410H101     5275    97600 SH       Sole                    97600
First Data Corp                COM              319963104     5679   134700 SH       Sole                   134700
Flextronics Intl Ltd           COM              Y2573F102     2999   175500 SH       Sole                   175500
General Motors Corp            COM              370442105     3198    67907 SH       Sole                    67907
Intel Corp                     COM              458140100     4950   182000 SH       Sole                   182000
International Paper            COM              460146103     7556   178800 SH       Sole                   178800
Intl Business Machines         COM              459200101     4165    45350 SH       Sole                    45350
J P Morgan & Co. Inc/Chase     COM              46625H100     1936    46150 SH       Sole                    46150
Johnson & Johnson              COM              478160104     4078    80400 SH       Sole                    80400
Kimberly-Clark                 COM              494368103     1729    27404 SH       Sole                    27404
L-3 Communications             COM              502424104     3117    52400 SH       Sole                    52400
Lockheed Martin Corp.          COM              539830109     2980    65300 SH       Sole                    65300
Mc Donalds Corporation         COM              580135101     4120   144200 SH       Sole                   144200
Merrill Lynch & Co Inc         COM              590188108     2162    36300 SH       Sole                    36300
Microsoft Corp                 COM              594918104     6419   257500 SH       Sole                   257500
Morgan Stanley                 COM              617446448     3169    55300 SH       Sole                    55300
Nike Inc CL B                  COM              654106103     2881    37000 SH       Sole                    37000
Nokia Corp ADR                 COM              654902204     4287   211400 SH       Sole                   211400
Northern Trust Corp            COM              665859104     1207    25900 SH       Sole                    25900
Oracle Corp                    COM              68389X105     1799   149900 SH       Sole                   149900
PNC Financial Svcs Group       COM              693475105     1330    24000 SH       Sole                    24000
Pepsico Inc                    COM              713448108     3409    63300 SH       Sole                    63300
Pfizer Inc                     COM              717081103     7234   206385 SH       Sole                   206385
Procter Gamble Co              COM              742718109     6681    63700 SH       Sole                    63700
Schwab Charles CP New Com      COM              808513105     2438   210000 SH       Sole                   210000
Sears Roebuck & Company        COM              812387108     3759    87500 SH       Sole                    87500
State Street Corp              COM              857477103     3227    61900 SH       Sole                    61900
Target Corp                    COM              87612e106     7382   163900 SH       Sole                   163900
Texas Instruments Inc          COM              882508104     4260   145800 SH       Sole                   145800
The Allstate Corporation       COM              020002101     4264    93800 SH       Sole                    93800
Time Warner Inc                COM              887317105     3556   210900 SH       Sole                   210900
Transocean Sedco Forex         COM              G90078109      963    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     2011    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     6204    71890 SH       Sole                    71890
Verisign Inc                   COM              92343E102     1311    79000 SH       Sole                    79000
Viacom Inc CL B                COM              925524308     2451    62500 SH       Sole                    62500
Wal-Mart Stores                COM              931142103     1492    25000 SH       Sole                    25000
duPont (EI) deNemours          COM              263534109     3690    87400 SH       Sole                    87400
REPORT SUMMARY                 60 DATA RECORDS              238469            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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